Document And Entity Information	0 Months Ended
Nov. 22, 2013
Document And Entity Information Element
Document Type	497
Document Period End Date	Oct. 31, 2012
Registrant Name	DELAWARE GROUP EQUITY FUNDS I
Central Index Key	0000027801
Amendment Flag	false
Document Creation Date	Nov. 22, 2013
Document Effective Date	Nov. 22, 2013
Prospectus Date	Feb. 28, 2013